Bluemonte

Large Cap Core ETF

Schedule of Investments

July 31, 2026 (Unaudited)

Description	Shares	Fair Value

EXCHANGE-TRADED FUNDS — 99.3%

Domestic Equity — 99.3%
iShares Morningstar U.S. Equity ETF	649,201	$67,107,907
State Street SPDR Portfolio S&P 500 ETF†	1,546,091	135,901,399
Vanguard Growth ETF†	1,350,786	115,086,967
Vanguard Value ETF	77,628	17,074,279
		335,170,552
Total Exchange-Traded Funds
(Cost $290,968,144)		335,170,552

Total Investments - 99.3%
(Cost $290,968,144)		$335,170,552

Percentages are based on Net Assets of $337,507,335.

†	Represents greater than 25% of the Fund’s total investments. For further financial information, please go to the Securities & Exchange Commission's website at https://www.sec.gov.

ETF — Exchange-Traded Fund
S&P— Standard & Poor's
SPDR — Standard & Poor's Depositary Receipts

BLU-QH-001-0300

Bluemonte

Large Cap Growth ETF

Schedule of Investments

July 31, 2026 (Unaudited)

Description	Shares	Fair Value

EXCHANGE-TRADED FUNDS — 99.2%

Domestic Equity — 99.2%
Schwab U.S. Large-Cap Growth ETF†	2,085,193	$71,251,045
State Street SPDR Portfolio S&P 500 ETF	287,437	25,265,712
State Street SPDR Portfolio S&P 500 Growth ETF†	1,234,054	144,557,086
Vanguard Russell 1000 Growth ETF	277,383	33,815,761
		274,889,604
Total Exchange-Traded Funds
(Cost $235,050,072)		274,889,604

Total Investments - 99.2%
(Cost $235,050,072)		$274,889,604

Percentages are based on Net Assets of $276,993,906.

†	Represents greater than 25% of the Fund’s total investments. For further financial information, please go to the Securities & Exchange Commission's website at https://www.sec.gov.

ETF — Exchange-Traded Fund
S&P— Standard & Poor's
SPDR — Standard & Poor's Depositary Receipts

BLU-QH-001-0300

Bluemonte

Large Cap Value ETF

Schedule of Investments

July 31, 2026 (Unaudited)

Description	Shares	Fair Value

EXCHANGE-TRADED FUNDS — 99.2%

Domestic Equity — 99.2%
Schwab U.S. Large-Cap Value ETF†	2,457,336	$83,721,438
State Street SPDR Portfolio S&P 500 ETF	487,234	42,827,869
State Street SPDR Portfolio S&P 500 Value ETF†	1,522,435	94,482,316
Vanguard Russell 1000 Value ETF	533,632	58,923,645
		279,955,268
Total Exchange-Traded Funds
(Cost $237,981,517)		279,955,268

Total Investments - 99.2%
(Cost $237,981,517)		$279,955,268

Percentages are based on Net Assets of $282,077,932.

†	Represents greater than 25% of the Fund’s total investments. For further financial information, please go to the Securities & Exchange Commission's website at https://www.sec.gov.

ETF — Exchange-Traded Fund
S&P— Standard & Poor's
SPDR — Standard & Poor's Depositary Receipts

BLU-QH-001-0300

Bluemonte

Dynamic Total Market ETF

Schedule of Investments

July 31, 2026 (Unaudited)

Description	Shares	Fair Value

EXCHANGE-TRADED FUNDS — 99.8%

Domestic Equity — 99.8%
iShares Morningstar Small-Cap Value ETF	1,120,937	$89,103,282
Schwab U.S. Small-Cap ETF	884,626	29,688,048
State Street SPDR Portfolio S&P 500 ETF†	3,128,751	275,017,213
Vanguard Russell 2000 ETF†	1,500,394	176,641,386
		570,449,929
Total Exchange-Traded Funds
(Cost $488,867,313)		570,449,929

Total Investments - 99.8%
(Cost $488,867,313)		$570,449,929

Percentages are based on Net Assets of $571,403,027.

†	Represents greater than 25% of the Fund’s total investments. For further financial information, please go to the Securities & Exchange Commission's website at https://www.sec.gov.

ETF — Exchange-Traded Fund
S&P— Standard & Poor's
SPDR — Standard & Poor's Depositary Receipts

BLU-QH-001-0300

Bluemonte

Global Equity ETF

Schedule of Investments

July 31, 2026 (Unaudited)

Description	Shares	Fair Value

EXCHANGE-TRADED FUNDS — 99.3%

Domestic Equity — 29.0%
State Street SPDR Portfolio S&P 500 ETF†	1,355,770	$119,172,183
International Equity — 70.3%
iShares Core MSCI Emerging Markets ETF	1,077,156	83,598,077
State Street SPDR Portfolio Developed World ex-US ETF†	2,459,567	123,125,924
Vanguard FTSE Developed Markets ETF	1,165,273	82,291,579
		289,015,580
Total Exchange-Traded Funds
(Cost $360,181,751)		408,187,763

Total Investments - 99.3%
(Cost $360,181,751)		$408,187,763

Percentages are based on Net Assets of $410,911,355.

†	Represents greater than 25% of the Fund’s total investments. For further financial information, please go to the Securities & Exchange Commission's website at https://www.sec.gov.

ETF — Exchange-Traded Fund
FTSE — Financial Times Stock Exchange
S&P— Standard & Poor's
SPDR — Standard & Poor's Depositary Receipts

BLU-QH-001-0300

Bluemonte

Core Bond ETF

Schedule of Investments

July 31, 2026 (Unaudited)

Description	Shares	Fair Value

EXCHANGE-TRADED FUNDS — 99.9%

Domestic Fixed Income — 99.9%
iShares Core U.S. Aggregate Bond ETF†	1,975,313	$192,336,227
iShares MBS ETF	780,447	72,519,135
Schwab Intermediate-Term U.S. Treasury ETF†	4,920,898	120,119,120
State Street SPDR Portfolio Corporate Bond ETF	1,677,396	47,705,142
Vanguard Long-Term Bond ETF	347,821	22,949,230
Vanguard Short-Term Corporate Bond ETF	310,979	24,449,169
		480,078,023
Total Exchange-Traded Funds
(Cost $490,265,962)		480,078,023

Total Investments - 99.9%
(Cost $490,265,962)		$480,078,023

Percentages are based on Net Assets of $480,749,316.

†	Represents greater than 25% of the Fund’s total investments. For further financial information, please go to the Securities & Exchange Commission's website at https://www.sec.gov.

ETF — Exchange-Traded Fund
MBS — Mortgage-Backed Security
SPDR — Standard & Poor's Depositary Receipts

BLU-QH-001-0300

Bluemonte

Short Term Bond ETF

Schedule of Investments

July 31, 2026 (Unaudited)

Description	Shares	Fair Value

EXCHANGE-TRADED FUNDS — 99.6%

Domestic Fixed Income — 99.6%
iShares Core U.S. Aggregate Bond ETF	427,454	$41,621,196
Vanguard Short-Term Bond ETF†	1,180,438	91,578,380
Vanguard Short-Term Corporate Bond ETF	424,892	33,405,009
		166,604,585
Total Exchange-Traded Funds
(Cost $168,748,305)		166,604,585

Total Investments - 99.6%
(Cost $168,748,305)		$166,604,585

Percentages are based on Net Assets of $167,346,411.

†	Represents greater than 25% of the Fund’s total investments. For further financial information, please go to the Securities & Exchange Commission's website at https://www.sec.gov.

ETF — Exchange-Traded Fund

BLU-QH-001-0300

Bluemonte

Long Term Bond ETF

Schedule of Investments

July 31, 2026 (Unaudited)

Description	Shares	Fair Value

EXCHANGE-TRADED FUNDS — 99.7%

Domestic Fixed Income — 99.7%
iShares Core U.S. Aggregate Bond ETF†	430,282	$41,896,558
Vanguard Long-Term Bond ETF†	1,575,688	103,963,894
Vanguard Long-Term Corporate Bond ETF	222,722	16,033,757
		161,894,209
Total Exchange-Traded Funds
(Cost $168,827,053)		161,894,209

Total Investments - 99.7%
(Cost $168,827,053)		$161,894,209

Percentages are based on Net Assets of $162,310,992.

†	Represents greater than 25% of the Fund’s total investments. For further financial information, please go to the Securities & Exchange Commission's website at https://www.sec.gov.

ETF — Exchange-Traded Fund

BLU-QH-001-0300

Bluemonte

Diversified Income ETF

Schedule of Investments

July 31, 2026 (Unaudited)

Description	Shares	Fair Value

EXCHANGE-TRADED FUNDS — 99.5%

Domestic Equity — 21.3%
Cohen & Steers Real Estate Active ETF	407,895	$11,918,692
Global X MLP ETF	194,318	11,029,490
		22,948,182
Domestic Fixed Income — 78.2%
Cohen & Steers Preferred and Income Opportunities Active ETF	408,551	10,593,727
First Trust Senior Loan ETF	236,044	10,581,853
MFS Active Core Plus Bond ETF	851,580	20,906,289
PIMCO Active Bond Exchange-Traded Fund	230,664	20,872,785
State Street SPDR Bloomberg High Yield Bond ETF	222,369	21,276,266
		84,230,920
Total Exchange-Traded Funds
(Cost $105,701,739)		107,179,102

Total Investments - 99.5%
(Cost $105,701,739)		$107,179,102

Percentages are based on Net Assets of $107,763,617.

ETF — Exchange-Traded Fund
MLP — Master Limited Partnership
SPDR — Standard & Poor's Depositary Receipts

BLU-QH-001-0300